Concentrations of Credit Risk (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Concentrations of Credit Risk [Abstract]
Schedules of Concentration of Risk, by Risk Factor [Table Text Block]
The Company had the following concentrations of revenues by customers, each of which accounted for more than 10% of revenues in the applicable period:

	Six Months Ended
	March 31,	March 31,
	2018	2017

Product sales and contract services revenue	72% from 2 customers	88% from 2 customers

The Company had the following concentrations of revenues by geographic areas:

	Six Months Ended
	March 31,	March 31,
	2018	2017

North America	81%	29%
Europe	19%	71%

The Company had the following concentrations of accounts receivable from its customers, each of which accounted for more than 10% in the applicable period:

March 31,
2018

Accounts receivable	67% from 2 customers

The Company had the following concentrations of revenues by customers, each of which accounted for more than 10% of revenues in the applicable period:

	Years Ended
	September 30,	September 30,	September 30,
	2017	2016	2015

Product sales and contract services revenue	79% from 2 customers	76% from 3 customers	86% from 5 customers

The Company had the following concentrations of revenues by geographic areas:

	Years Ended
	September 30,	September 30,	September 30,
	2017	2016	2015

Europe	64%	43%	53%
North America	33%	12%	9%
Asia	3%	45%	38%

The Company had the following concentrations of accounts receivable from its customers, each of which accounted for more than 10% in the applicable period:

September 30,
2016

Accounts receivable	100% from 1 customer